SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Mid Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.1%

Commercial Services - 3.6%
ASGN, Inc. *	13,525	1,260,936
Booz Allen Hamilton Holding Corp.	27,550	4,484,038
Copart, Inc. *	32,000	1,676,800

		7,421,774

Communications - 0.7%
Iridium Communications, Inc.	47,300	1,440,285

Consumer Durables - 0.9%
Take-Two Interactive Software, Inc. *	4,892	751,949
YETI Holdings, Inc. *	28,100	1,152,943

		1,904,892

Consumer Non-Durables - 1.5%
Coca-Cola Europacific Partners, PLC	40,700	3,205,125

Consumer Services - 1.5%
Nexstar Media Group, Inc.	18,250	3,017,637

Electronic Technology - 19.7%
Applied Materials, Inc.	24,350	4,919,917
Arista Networks, Inc. *	35,075	13,462,486
Broadcom, Inc.	80,850	13,946,625
Ciena Corp. *	16,525	1,017,775
MKS Instruments, Inc.	15,100	1,641,521
Monolithic Power Systems, Inc.	5,400	4,992,300
Vertiv Holdings Co.	11,575	1,151,597

		41,132,221

Energy Minerals - 3.2%
Chord Energy Corp.	18,850	2,454,836
Northern Oil & Gas, Inc.	73,100	2,588,471
Texas Pacific Land Corp.	1,725	1,526,176

		6,569,483

Finance - 9.3%
Air Lease Corp.	32,900	1,490,041
Ameriprise Financial, Inc.	10,000	4,698,100
Arthur J Gallagher & Co.	11,600	3,263,892
Carlyle Group, Inc.	85,700	3,690,242
Intercontinental Exchange, Inc.	25,300	4,064,192
Reinsurance Group of America, Inc.	10,300	2,244,061

		19,450,528

Health Services - 5.1%
Acadia Healthcare Co., Inc. *	24,500	1,553,545
Encompass Health Corp.	37,400	3,614,336
Molina Healthcare, Inc. *	6,250	2,153,500
Tenet Healthcare Corp. *	20,225	3,361,395

		10,682,776

Health Technology - 12.1%
Align Technology, Inc. *	6,025	1,532,278
Ascendis Pharma A/S, ADR *	10,800	1,612,548
Bio-Techne Corp.	32,900	2,629,697
Dexcom, Inc. *	48,040	3,220,602
Exact Sciences Corp. *	40,850	2,782,702
Glaukos Corp. *	8,300	1,081,324
Inspire Medical Systems, Inc. *	4,075	860,029
Insulet Corp. *	18,000	4,189,500

Name of Issuer	Quantity	Fair Value ($)

Natera, Inc. *	9,500	1,206,025
Sarepta Therapeutics, Inc. *	19,225	2,401,010
Thermo Fisher Scientific, Inc.	6,100	3,773,277

		25,288,992

Industrial Services - 5.3%
Cheniere Energy, Inc.	20,000	3,596,800
Jacobs Solutions, Inc.	24,700	3,233,230
Waste Connections, Inc.	23,400	4,184,388

		11,014,418

Non-Energy Minerals - 1.2%
Trex Co., Inc. *	38,625	2,571,652

Producer Manufacturing - 10.3%
AGCO Corp.	12,700	1,242,822
Amentum Holdings, Inc. *	24,700	796,575
AMETEK, Inc.	14,675	2,519,844
Axon Enterprise, Inc. *	6,800	2,717,280
BWX Technologies, Inc.	5,250	570,675
Carlisle Cos., Inc.	10,075	4,531,231
Donaldson Co., Inc.	22,950	1,691,415
Dover Corp.	21,875	4,194,313
Hubbell, Inc.	7,500	3,212,625

		21,476,780

Retail Trade - 4.8%
Lululemon Athletica, Inc. *	4,700	1,275,345
TJX Cos., Inc.	46,500	5,465,610
Ulta Beauty, Inc. *	8,600	3,346,432

		10,087,387

Technology Services - 18.2%
Altair Engineering, Inc. *	24,800	2,368,648
ANSYS, Inc. *	10,750	3,425,272
Aspen Technology, Inc. *	8,358	1,996,058
Atlassian Corp. *	16,950	2,691,830
Autodesk, Inc. *	14,800	4,077,104
Booking Holdings, Inc.	450	1,895,454
Crowdstrike Holdings, Inc. *	6,500	1,823,055
Dynatrace, Inc. *	65,375	3,495,601
Euronet Worldwide, Inc. *	16,075	1,595,122
Globant SA *	13,000	2,575,820
HubSpot, Inc. *	6,825	3,628,170
Paycom Software, Inc.	7,600	1,265,932
PTC, Inc. *	32,550	5,880,483
Spotify Technology SA *	3,250	1,197,723

		37,916,272

Transportation - 1.1%
Alaska Air Group, Inc. *	17,300	782,133
Knight-Swift Transportation Holdings, Inc.	28,500	1,537,575

		2,319,708

Utilities - 0.6%
WEC Energy Group, Inc.	12,800	1,231,104

Total Common Stocks (cost: $88,526,404)		206,731,034

SEPTEMBER 30, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Mid Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 1.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.87% (cost $2,184,003)	2,184,003	2,184,003

Total Investments in Securities - 100.1% (cost $90,710,407)		208,915,037

Other Assets and Liabilities, net - (0.1)%		(180,885)

Net Assets - 100.0%		$ 208,734,152

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2024 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	205,934,459	796,575	—	206,731,034
Short-Term Securities	2,184,003	—	—	2,184,003
Total:	208,118,462	796,575	—	208,915,037

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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